LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 5) (USD $)	Sep. 30, 2013	Sep. 30, 2012
Impaired Loans
Total impaired loans	$ 51,025,816	$ 64,879,818
Recorded Investment	51,296,677	65,122,367
Nonrecurring fair value measurement | Fair Value Measurements Using Level 3
Impaired Loans
Total impaired loans	51,026,000	64,880,000
Nonrecurring fair value measurement | Fair Value Measurements Using Level 3 | Fair value of collateral method
Impaired Loans
Total impaired loans	39,691,000	42,405,000
Nonrecurring fair value measurement | Fair Value Measurements Using Level 3 | Present value of cash flows method
Impaired Loans
Total impaired loans	11,335,000	22,475,000
Non-performing loans
Impaired Loans
Total impaired loans	27,607,800	47,477,363
Recorded Investment	27,768,149	47,643,101
Non-accrual loans
Impaired Loans
Total impaired loans	9,752,803	17,462,262
Recorded Investment	9,812,044	17,503,014
Troubled debt restructurings current under restructured terms
Impaired Loans
Total impaired loans	11,305,093	22,198,364
Recorded Investment	11,371,198	22,284,401
Troubled debt restructurings past due under restructured terms
Impaired Loans
Total impaired loans	6,549,904	7,816,737
Recorded Investment	6,584,907	7,855,686
Troubled debt restructurings returned to accrual status
Impaired Loans
Total impaired loans	23,418,016	17,402,455
Recorded Investment	$ 23,528,528	$ 17,479,266